Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Current income tax
Foreign	$ 4,929	$ 2,423	$ 9,453	$ 4,183
Deferred income tax
Foreign	(157)	548	(915)	4,513
Total Provision for Income tax	$ 4,772	$ 2,971	$ 8,538	$ 8,696
Effective tax rate	33.10%	(173.00%)	29.60%	28.30%